Property and Equipment, Net (Details) - Cepton Technologies, Inc. [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Depreciation and amortization related to property, and equipment	$ 152,000	$ 184,000	$ 138,000	$ 171,000
Depreciated assets reflects in net loss	$ 42,300